Basis of presentation (Details Narrative) - USD ($)	3 Months Ended			6 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Statement [Line Items]
Professional fees	$ 56,991	$ 80,133	$ 594,670	$ 428,050	$ 987,913
Salaries, consulting and management fees				283,898
Revenue				100,000
Professional fees [Member]
Statement [Line Items]
Professional fees				$ 484,309